Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 5,030	$ 6,061
Securities	142,816	158,705
Corporate-owned life insurance	5,417	5,359
Other assets	25,855	22,409
Total assets	405,783	444,438	$ 469,633
Other liabilities	8,543	6,721
Long-term debt	30,458	25,931
Total liabilities	364,933	401,047
Shareholders’ equity	40,734	43,034
Total liabilities, temporary equity and permanent equity	405,783	444,438
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	376	356
Securities	1	4
Investment in and advances to subsidiaries and associated companies:	71,914	72,469
Corporate-owned life insurance	793	786
Other assets	610	623
Total assets	73,694	74,238
Deferred compensation	372	435
Affiliate borrowings	914	3,585
Other liabilities	1,995	1,283
Long-term debt	29,679	25,901
Total liabilities	32,960	31,204
Shareholders’ equity	40,734	43,034
Total liabilities, temporary equity and permanent equity	73,694	74,238
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	33,795	34,721
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 38,119	$ 37,748